CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2020
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

17. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S‑X Rule 4‑08 I(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiaries did not pay any dividends to the Company for the years presented. For the purpose of presenting parent company only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments (deficit) in subsidiaries” and the loss of the subsidiaries is presented as “share of losses of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, long‑term obligations, other long‑term debt, or guarantees as of December 31, 2019 and 2020.

Balance sheets

	As of December 31,
	2019	2020
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	91,168,159	52,973,889
Short‑term investments	8,000,000	—
Amounts due from related parties(a)	6,362,724	27,308,613
Prepayments and other current assets	1,211,891	1,625,197
Total current assets	106,742,774	81,907,699
Investments in subsidiaries	2,507,052	—
Other non‑current assets	4,299	3,056,931
TOTAL ASSETS	109,254,125	84,964,630
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	326,762	443,604
Contract liabilities	325,000	112,500
Amounts due to related parties(a)	11,247,674	12,787,321
Accruals and other current liabilities	162,341	3,165,097
Warrant liabilities	—	—
Total current liabilities	12,061,777	16,508,522
Deficit in subsidiaries	—	3,396,657
TOTAL LIABILITIES	12,061,777	19,905,179

	As of December 31,
	2019	2020
	US$	US$
LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT (CONTINUED)
Mezzanine equity:
Series A‑1 convertible redeemable preferred shares (par value of US$0.0001 per share; 5,473,957 and 5,473,957 shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	5,473,957	5,473,957
Series A‑2 convertible redeemable preferred shares (par value of US$0.0001 per share; 2,370,414 and 2,370,414 shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	3,000,000	3,000,000
Series B convertible redeemable preferred shares (par value of US$0.0001 per share; 7,494,537 and 7,494,537 shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	27,999,995	27,999,995
Series C‑1 convertible redeemable preferred shares (par value of US$0.0001 per share; 5,597,354 and 5,597,354 shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	48,727,343	48,975,456
Series C‑2 convertible redeemable preferred shares (par value of US$0.0001 per share; 1,861,121 and 1,861,121 shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	18,999,999	18,999,999
Series C‑3 convertible redeemable preferred shares (par value of US$0.0001 per share; 4,452,441 and 4,452,441 shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	50,000,000	50,000,000
Total mezzanine equity	154,201,294	154,449,407
Shareholders’ deficit:
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 500,000,000 shares authorized; 15,193,136 shares issued and outstanding as of December 31, 2019; 18,888,070 shares issued and 16,603,070 shares outstanding as of December 31, 2020)	1,519	1,889
Subscriptions receivable from shareholders	(197,068)	(7,172,192)
Additional paid‑in capital	6,789,542	23,786,652
Accumulated other comprehensive loss	(344,894)	(350,981)
Accumulated deficit	(63,258,045)	(105,655,324)
Total shareholders’ deficit	(57,008,946)	(89,389,956)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT	109,254,125	84,964,630

Statements of comprehensive loss

	For the years ended
	December 31,
	2018	2019	2020
	US$	US$	US$
Revenues
Service revenue from a related party(b)	—	288,983	398,883
Licensing revenue	—	—	225,000
Expenses
Research and development expenses	(15,803,341)	(18,318,724)	(31,745,136)
Third parties	(1,810,899)	(2,844,722)	(9,582,687)
Related parties	(13,992,442)	(15,474,002)	(22,162,449)
Administrative expenses	(556,382)	(787,568)	(6,092,443)
Loss from operations	(16,359,723)	(18,817,309)	(37,213,696)
Interest income	691,448	908,981	616,933
Other income, net	—	—	103,896
Foreign exchange loss, net	—	(47)	1,616
Change in fair value of warrant liabilities	534,305	1,207,415	—
Equity in income (share of losses) of subsidiaries	(132,214)	268,652	(5,906,028)
Loss before income tax	(15,266,184)	(16,432,308)	(42,397,279)
Income tax expense	—	—	—
Net loss attributable to Adagene Inc.’s shareholders	(15,266,184)	(16,432,308)	(42,397,279)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax	(11,288)	65,799	(6,087)
Total comprehensive loss attributable to Adagene Inc.’s shareholders	(15,277,472)	(16,366,509)	(42,403,366)
Net loss attributable to Adagene Inc.’s shareholders	(15,266,184)	(16,432,308)	(42,397,279)
Deemed contribution from convertible redeemable preferred shareholders	1,186,187	—	—
Accretion of convertible redeemable preferred shares to redemption value	(222,846)	(246,184)	(248,113)
Net loss attributable to ordinary shareholders	(14,302,843)	(16,678,492)	(42,645,392)

Statements of cash flows

	For the years ended
	December 31,
	2018	2019	2020
	US$	US$	US$
Net cash used in operating activities	(16,346,700)	(14,521,997)	(45,755,914)
Third parties	(2,919,363)	(2,660,397)	(26,135,688)
Related parties	(13,427,337)	(11,861,600)	(19,620,226)
Net cash generated from (used in) investing activities	(28,535,658)	25,941,876	7,991,594
Net cash generated from (used in) financing activities	50,018,733	68,999,999	(429,950)
Net increase (decrease) in cash and cash equivalents	5,136,375	80,419,878	(38,194,270)
Cash and cash equivalents at the beginning of year	5,611,906	10,748,281	91,168,159
Cash and cash equivalents at the end of year	10,748,281	91,168,159	52,973,889

(a)	The Company had the following related party balances at the end of the year:

	As of December 31,
	2019	2020
	US$	US$
Adagene (Hong Kong) Limited(i)	3,032,766	4,331,082
Adagene Incorporated(i)	2,790,233	7,123,583
Adagene PTE. Ltd(i)	—	15,192,454
Adagene AG(i)	—	630,719
Adagene Australia PTY Ltd.(i)	22,557	—
WuXi AppTec Group	517,168	30,775
Total amounts due from related parties	6,362,724	27,308,613

	As of December 31,
	2019	2020
	US$	US$
Adagene (Suzhou) Limited(ii)	9,126,474	12,743,614
Adagene Incorporated(ii)	1,743,435	—
Adagene (Hong Kong) Limited(ii)	13	—
WuXi AppTec Group	377,752	43,707
Total amounts due to related parties	11,247,674	12,787,321
(i)

As of December 31, 2019 and 2020, the amounts due from Adagene (Hong Kong) Limited, Adagene Incorporated and Adagene Australia PTY Ltd. represented the receivables arising from the expenses paid by the Company on behalf of these subsidiaries.

(ii)

As of December 31, 2019 and 2020, the amounts due to Adagene (Suzhou) Limited and Adagene Incorporated mainly represented the payables arising from the research and development services provided by these two subsidiaries.

(b) For the years ended December 31, 2020, the service revenue from a related party was for Adagene Incorporated, with zero gross margin rate charged.